DERIVATIVE INSTRUMENTS (Tables)	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)

The following table summarizes the net of tax effect of our derivatives designated as cash flow hedging instruments on Comprehensive Income (Loss) (in thousands):

	Three Months Ended March 28, 2014	Three Months Ended March 29, 2013
Interest rate swap agreements	$(1,857)	$3,166
Cross currency swap agreements	(820)	(700)

	$(2,677)	$2,466

	Six Months Ended March 28, 2014	Six Months Ended March 29, 2013
Interest rate swap agreements	$3,926	$6,298
Cross currency swap agreements	(2,267)	2,645

	$1,659	$8,943

The following table summarizes the net of tax effect of our derivatives designated as cash flow hedging instruments on Comprehensive Income (in thousands):

	Fiscal Year Ended September 27, 2013	Fiscal Year Ended September 28, 2012	Fiscal Year Ended September 30, 2011
Interest rate swap agreements	$7,598	$28,147	$58,082
Cross currency swap agreements	1,514	5,580	(1,956)
Natural gas hedge agreements	—	113	(21)
Gasoline and diesel fuel agreements	—	—	(1,232)

	$9,112	$33,840	$54,873

Schedule of Derivative Instruments, Balance Sheet Presentation

The following table summarizes the location and fair value, using Level 2 inputs, of the Company’s derivatives designated and not designated as hedging instruments in our Condensed Consolidated Balance Sheets (in thousands):

	Balance Sheet Location	March 28, 2014	September 27, 2013
ASSETS
Not designated as hedging instruments:
Gasoline and diesel fuel agreements	Prepayments	118	37

		$118	$37

LIABILITIES
Designated as hedging instruments:
Interest rate swap agreements	Accrued Expenses	$—	$3,494
Interest rate swap agreements	Other Noncurrent Liabilities	27,139	30,431
Cross currency swap agreements	Other Noncurrent Liabilities	9,266	16,129

		36,405	50,054

Not designated as hedging instruments:
Foreign currency forward exchange contracts	Accounts Payable	346	366
Cross currency swap agreements	Accrued Expenses	—	12,818

		$36,751	$63,238

The following table summarizes the location and fair value, using Level 2 inputs, of the Company’s derivatives designated and not designated as hedging instruments in the Consolidated Balance Sheets (in thousands):

	Balance Sheet Location	September 27, 2013	September 28, 2012
ASSETS
Not designated as hedging instruments:
Foreign currency forward exchange contracts	Prepayments	$—	$251
Gasoline and diesel fuel agreements	Prepayments	37	696

		$37	$947

LIABILITIES
Designated as hedging instruments:
Interest rate swap agreements	Accrued Expenses	$3,494	$—
Interest rate swap agreements	Other Noncurrent Liabilities	30,431	46,484
Cross currency swap agreements	Other Noncurrent Liabilities	16,129	45,406

		50,054	91,890

Not designated as hedging instruments:
Foreign currency forward exchange contracts	Accounts Payable	366	—
Cross currency swap agreements	Accrued Expenses	12,818	—

		$63,238	$91,890

Schedule Of Derivative Designated And Not Designated As Hedging Instruments Accumulated Other Comprehensive Income And Consolidated Statements Of Income, Location

The following table summarizes the location of (gain) loss reclassified from “Accumulated other comprehensive loss” into earnings for derivatives designated as hedging instruments and the location of (gain) loss from the derivatives not designated as hedging instruments in the Condensed Consolidated Statements of Operations (in thousands):

	Account	Three Months Ended March 28, 2014	Three Months Ended March 29, 2013
Designated as hedging instruments:
Interest rate swap agreements	Interest Expense	$6,989	$5,668
Cross currency swap agreements	Interest Expense	(2,209)	1,009

		$4,780	$6,677

Not designated as hedging instruments:
Cross currency swap agreements	Interest Expense	$(3,465)	$(1,513)
Gasoline and diesel fuel agreements	Cost of services provided	220	(253)
Foreign currency forward exchange contracts	Interest Expense	1,148	(6,882)

		$(2,097)	$(8,648)

	Account	Six Months Ended March 28, 2014	Six Months Ended March 29, 2013
Designated as hedging instruments:
Interest rate swap agreements	Interest Expense	$16,183	$11,210
Cross currency swap agreements	Interest Expense	(4,824)	3,006

		$11,359	$14,216

Not designated as hedging instruments:
Cross currency swap agreements	Interest Expense	$(5,111)	$1,021
Gasoline and diesel fuel agreements	Cost of services provided	(136)	(131)
Foreign currency forward exchange contracts	Interest Expense	4,285	(6,042)

		$(962)	$(5,152)

The following table summarizes the location of (gain) loss reclassified from “Accumulated other comprehensive loss” into earnings for derivatives designated as hedging instruments and the location of (gain) loss for our derivatives not designated as hedging instruments in the Consolidated Statements of Income (in thousands):

	Account	Fiscal Year Ended September 27, 2013	Fiscal Year Ended September 28, 2012	Fiscal Year Ended September 30, 2011
Designated as hedging instruments:
Interest rate swap agreements	Interest Expense	$23,479	$66,260	$123,739
Cross currency swap agreements	Interest Expense	4,090	8,077	8,960
Natural gas hedge agreements	Cost of services provided	—	396	158
Gasoline and diesel fuel agreements	Cost of services provided	—	—	(2,289)

		$27,569	$74,733	$130,568

Not designated as hedging instruments:
Cross currency swap agreements	Interest Expense	$181	$—	$—
Gasoline and diesel fuel agreements	Cost of services provided	7	24	—
Foreign currency forward exchange contracts	Interest Expense	2,697	(265)	(1,586)

		2,885	(241)	(1,586)

		$30,454	$74,492	$128,982